Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
Changes to the carrying amount of our asset retirement obligations are as follows:

Balance at 30 September 2014	$94.0
Additional accruals	17.6
Liabilities settled	(3.6)
Accretion expense	4.7
Currency translation adjustment	(3.3)
Balance at 30 September 2015	$109.4
Additional accruals	10.4
Liabilities settled	(4.4)
Accretion expense	5.4
Currency translation adjustment	(.9)
Balance at 30 September 2016	$119.9

Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]	We are obligated to make future payments under unconditional purchase obligations as summarized below:

2017	$899
2018	525
2019	307
2020	298
2021	276
Thereafter	2,983
Total	$5,288